Additional disclosures - Schedule of preferred shares and securities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 35,813	€ 30,912	€ 25,926	€ 26,196
Subordinated debt
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	10,032	9,283	8,096
Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	211	202	198
Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 9,821	€ 9,081	€ 7,898